Consolidated Statements of Operations and Comprehensive (Loss) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
REVENUES
Net Revenues	$ 14,777,798	$ 2,414,338	$ 13,181,561
Cost of revenue	15,059,324	2,292,206	11,912,571
Gross Profit	(281,526)	122,132	1,268,990
OPERATING EXPENSE
Sales and marketing		168,421	6,661
General and administrative	3,641,446	8,591,751	15,529,182
Impairment of goodwill and intangible assets	162,381,380
Total Operating Expenses	166,022,826	8,760,172	15,535,843
LOSS FROM CONTINUING OPERATIONS	(166,304,352)	(8,638,040)	(14,266,853)
OTHER INCOME (EXPENSE)
Other income	47,091	252,408	395,668
Other expense	(12,992)	(114,168)	(338,310)
Exchange (loss) gain	(26)	(591,991)	1,143,006
Total Other Income (Expense), net	34,073	(453,751)	1,200,364
LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(166,270,279)	(9,091,791)	(13,066,489)
(BENEFIT) PROVISON FOR INCOME TAXES	(30,801,146)	24,988	17,549
NET LOSS FROM CONTINUING OPERATIONS	(135,469,133)	(9,116,779)	(13,084,038)
Net loss from discontinued operations, net of income taxes		(3,884)	11,836,612
Loss from disposal of discontinued operations, net of income taxes		(395,914)
Total (loss) gain from discontinued operations		(399,798)	11,836,612
NET LOSS	(135,469,133)	(9,516,577)	(1,247,426)
Less: net (loss) income attributable to non-controlling interest	(491,764)	(57,793)	112,497
NET LOSS ATTRIBUTABLE TO AKSO’S SHAREHOLDERS	(134,977,369)	(9,458,784)	(1,359,923)
OTHER COMPREHENSIVE (LOSS)
NET LOSS	(135,469,133)	(9,516,577)	(1,247,426)
Foreign currency translation adjustment	312,051	(238,594)	(2,198,640)
COMPREHENSIVE (LOSS)	(135,157,082)	(9,755,171)	(3,446,066)
Less: comprehensive income (loss) attributable to non-controlling interest	(3,162)	391	(261)
COMPREHENSIVE (LOSS) ATTRIBUTABLE TO AKSO’S SHAREHOLDERS	$ (135,153,920)	$ (9,755,562)	$ (3,445,805)
Continuing operations
Basic (in Dollars per share)	$ (0.16)	$ (0.07)	$ (0.2)
Diluted (in Dollars per share)	(0.16)	(0.07)	(0.2)
Discontinued operations
Basic (in Dollars per share)			0.18
Diluted (in Dollars per share)			0.18
Net (loss) per share
Basic (in Dollars per share)	(0.16)	(0.07)	(0.02)
Diluted (in Dollars per share)	$ (0.16)	$ (0.07)	$ (0.02)
Weighted average shares
Basic (in Shares)	855,288,335	141,516,777	68,598,050
Diluted (in Shares)	855,288,335	141,516,777	68,598,050
Revenue
REVENUES
Revenue	$ 14,781,622	$ 2,416,797	$ 13,186,525
Tax and surcharges
REVENUES
Revenue	$ (3,824)	$ (2,459)	$ (4,964)